Property operating costs and general and administrative expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Real estate tax	$ 3,745,186	$ 3,202,144	$ 2,658,183
Insurance	1,599,220	1,323,142	1,062,027
Maintenance	2,209,226	2,521,060	2,083,252
Structural maintenance accrual	0	115,727	111,851
Trust fees	0	117,953	114,062
Other property related expenses	6,690,622	5,959,809	5,344,889
Energy costs	9,860,221	8,004,325	2,102,060
Property operating costs related to properties that generated rental income	24,104,475	21,244,160	13,476,324
Real estate tax	611,498	551,697	683,843
Insurance	95,607	49,521	33,298
Maintenance	662,752	637,403	625,648
Other property related expenses	2,801,466	2,109,652	3,420,609
Property operating costs related to properties that did not generate rental income	4,171,323	3,348,273	4,763,398
Total property operating costs	$ 28,275,798	$ 24,592,433	$ 18,239,722